Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements [Abstract]
10. Commitments and Contingencies

Note 8. Commitments and Contingencies

Line of Credit

The Company maintains a line of credit with a bank, up to a maximum credit line of $250,000. The line of credit bears interest equal to the prime rate plus 0.50% (overall interest rate of 3.75% at March 31, 2013). The line of credit requires minimum monthly payments consisting of interest only. The line of credit is secured by all business assets, inventory, equipment, accounts, general intangibles, chattel paper, documents, instruments and letter of credit rights of the Company. The line of credit is for an unspecified time until the bank notifies the Company of the Final Availability Date, at which time payments on the line of credit become the sum of: (a) accrued interest and (b) 1/60th of the unpaid principal balance immediately following the Final Availability Date, which equates to a five-year payment period. During February 2013, the Company repaid $250,000 on the line of credit. At the end of March 2013, the Company drew $250,000 and was charged the $250 annual fee on the line of credit. The balance due on the line of credit as of March 31, 2013 was $250,250. Since the earliest the line of credit is due and payable is over a five year period and the Company believes that it could obtain a comparable replacement line of credit elsewhere, the entire line of credit is included in long-term liabilities. The unused amount under the line of credit available to the Company at March 31, 2013 was $0.

Employment Agreements

From time to time, the Company enters into employment agreements with certain of its employees. These agreements typically include bonuses, some of which are performance-based in nature. As of March 31, 2013, the Company had entered into four employment agreements whereby the Company is obligated to pay an annual performance bonus ranging from 50% to 100% of the employee's base salary based upon the achievement of pre-established milestones. Such annual bonuses are to be paid one-half in cash and the remainder in common shares of the Company. As of March 31, 2013, no performance bonuses have been earned and any guaranteed bonuses under the employment agreements have been waived.

Legal Matters

On February 11, 2013, HEMG and Mr. Spada sued us, certain senior management members and our directors in state court in New York seeking damages arising from losses and other matters incurred in the operation of the Company's business since May 2011, our filings with the SEC and the DOE where we stated that HEMG and Mr. Spada borrowed $2.2 million without board authority and our failure to use our best efforts to purchase certain shares of common stock from HEMG following an April 2012 agreement. In response to a motion to dismiss filed by the defendants, the plaintiffs recently filed an amended complaint. While we have been advised by our counsel that the lawsuit is baseless, we cannot assure you that we will be successful. Defending the litigation will be expensive and divert our management from the Company's business. If we are unsuccessful, the damages we pay may be material, although some of the claims are derivative in which relief is sought on behalf of the Company against the individual defendants.

From time to time, we may be involved in litigation relating to claims arising out of our operations in the normal course of business. As of March 31, 2013, there were no other pending or threatened lawsuits that could reasonably be expected to have a material effect on the results of our operations and there are no proceedings in which any of our directors, officers or affiliates, or any registered or beneficial shareholder, is an adverse party or has a material interest adverse to our interest.

Regulatory Matters

The Company's subsidiary, Aspen University Inc. ("Aspen University"), is subject to extensive regulation by Federal and State governmental agencies and accrediting bodies. In particular, the Higher Education Act (the "HEA") and the regulations promulgated thereunder by the DOE subject Aspen University to significant regulatory scrutiny on the basis of numerous standards that schools must satisfy to participate in the various types of federal student financial assistance programs authorized under Title IV of the HEA. Aspen University has had provisional certification to participate in the Title IV programs. That provisional certification imposes certain regulatory restrictions including, but not limited to, a limit of 1,200 student recipients for Title IV funding for the duration of the provisional certification. During 2011, Aspen University's provisional certification was scheduled to expire, but Aspen University timely filed its application for recertification with the DOE, which extended the term of Aspen University's certification to September 30, 2013. The provisional certification restrictions continue with regard to Aspen University's participation in Title IV programs.

To participate in the Title IV programs, an institution must be authorized to offer its programs of instruction by the relevant agencies of the State in which it is located, and since July 2011, potentially in the States where an institution offers postsecondary education through distance education. In addition, an institution must be accredited by an accrediting agency recognized by the DOE and certified as eligible by the DOE. The DOE will certify an institution to participate in the Title IV programs only after the institution has demonstrated compliance with the HEA and the DOE's extensive academic, administrative, and financial regulations regarding institutional eligibility and certification. An institution must also demonstrate its compliance with these requirements to the DOE on an ongoing basis. Aspen University performs periodic reviews of its compliance with the various applicable regulatory requirements. As Title IV funds received in fiscal 2012 represented approximately 18% of the Company's cash revenues (including revenues from discontinued operations), as calculated in accordance with Department of Education guidelines, the loss of Title IV funding would have a material effect on the Company's future financial performance.

On March 27, 2012 and on August 31, 2012, Aspen University provided the DOE with letters of credit for which the due date was extended to December 31, 2013. The DOE may impose additional or different terms and conditions in any final provisional program participation agreement that it may issue (See Note 2 "Restricted Cash").

The HEA requires accrediting agencies to review many aspects of an institution's operations in order to ensure that the education offered is of sufficiently high quality to achieve satisfactory outcomes and that the institution is complying with accrediting standards. Failure to demonstrate compliance with accrediting standards may result in the imposition of probation, the requirements to provide periodic reports, the loss of accreditation or other penalties if deficiencies are not remediated.

Because Aspen University operates in a highly regulated industry, it may be subject from time to time to audits, investigations, claims of noncompliance or lawsuits by governmental agencies or third parties, which allege statutory violations, regulatory infractions or common law causes of action.

Return of Title IV Funds

An institution participating in Title IV programs must correctly calculate the amount of unearned Title IV program funds that have been disbursed to students who withdraw from their educational programs before completion and must return those unearned funds in a timely manner, generally within 45 days of the date the school determines that the student has withdrawn. Under Department regulations, failure to make timely returns of Title IV program funds for 5% or more of students sampled on the institution's annual compliance audit in either of its two most recently completed fiscal years can result in the institution having to post a letter of credit in an amount equal to 25% of its required Title IV returns during its most recently completed fiscal year. If unearned funds are not properly calculated and returned in a timely manner, an institution is also subject to monetary liabilities or an action to impose a fine or to limit, suspend or terminate its participation in Title IV programs.

Delaware Approval to Confer Degrees

Aspen University is a Delaware corporation. Delaware law requires an institution to obtain approval from the Delaware Department of Education ("Delaware DOE") before it may incorporate with the power to confer degrees. On July 3, 2012, Aspen University received notice from the Delaware DOE that it is granted provisional approval status effective until June 30, 2015. Aspen University is authorized by the Colorado Commission on Education to operate in Colorado as a degree granting institution.

Letter of Credit

The Company maintains a letter of credit under a DOE requirement (See Note 2 "Restricted Cash").

Note 10. Commitments and Contingencies

Line of Credit

The Company maintains a line of credit with a bank, up to a maximum credit line of $250,000. The line of credit bears interest equal to the prime rate plus 0.50% (overall interest rate of 3.75% at December 31, 2012). The line of credit requires minimum monthly payments consisting of interest only. The line of credit is secured by all business assets, inventory, equipment, accounts, general intangibles, chattel paper, documents, instruments and letter of credit rights of the Company. The line of credit is for an unspecified time until the bank notifies the Company of the Final Availability Date, at which time payments on the line of credit become the sum of: (a) accrued interest and (b) 1/60th of the unpaid principal balance immediately following the Final Availability Date, which equates to a five-year payment period. The balance due on the line of credit as of December 31, 2012 was $250,000. Since the earliest the line of credit is due and payable is over a five year period and the Company believes that it could obtain a comparable replacement line of credit elsewhere, the entire line of credit is included in long-term liabilities. The unused amount under the line of credit available to the Company at December 31, 2012 was $0 (See Note 16).

Operating Leases

The Company leases office space for its corporate headquarters in New York, New York on a month-to-month basis with monthly rent payments of $4,200 per month.

The Company leases office space for its Denver, Colorado location under a seven-year lease agreement commencing September 15, 2008. The operating lease granted four initial months of free rent and had a base monthly rent of $6,526 commencing January 15, 2009. Thereafter, the monthly rent escalates 2.5% annually over the base year.

On October 4, 2012, the Company entered into a three-year lease agreement for its call center in Scottsdale, Arizona. The Company occupied temporary space at this location until moving into the leased space on February 1, 2013, the commencement date of the lease. The lease requires rent payments of $4,491 per month during months 4 through 12, $4,601 per month during the second year, and $4,710 per month during the third year.

The following is a schedule by years of future minimum rental payments required under operating leases that have initial or remaining noncancelable lease terms in excess of one year as of December 31, 2012:

Year Ending December 31,
2013	$56,979
2014	141,274
2015	144,550
2016	64,780
Total minimum payments required	$407,583

Rent expense was $140,783 and $114,511 for the years ended December 31, 2012 and 2011, respectively.

Employment Agreements

From time to time, the Company enters into employment agreements with certain of its employees. These agreements typically include bonuses, some of which are performance-based in nature. As of December 31, 2012, the Company had entered into five employment agreements whereby the Company is obligated to pay an annual performance bonus ranging from 50% to 100% of the employee's base salary based upon the achievement of pre-established milestones. Such annual bonuses are to be paid one-half in cash and the remainder in common shares of the Company. As of December 31, 2012, no performance bonuses have been earned.

Consulting Agreement

On September 16, 2011, the Company entered into a two-year consulting agreement with the former Chairman of the Company in which the Company was obligated to pay $11,667 per month. On September 28, 2011, the Company prepaid 13 months of the consulting agreement, or $151,667, which was then amortized until December 31, 2011, at which time the consulting agreement was terminated and the remaining unamortized prepaid expense was recognized immediately as consulting expense. No additional amounts are due under the consulting agreement (See Note 15).

On October 1, 2012, the Company retained two investor relations firms agreeing to pay one firm $50,000 a year for two years and issuing it 200,000 shares of common stock, having a fair value of $70,000 based on recent sales of Units. The second firm was retained for one year with a fee of $5,000 per month. The second firm also received 100,000 shares of common stock and 100,000 five-year warrants exercisable at $0.60 per share, having a fair value of $43,000 based on recent sale of Units (See Note 12).

Legal Matters

From time to time, we may be involved in litigation relating to claims arising out of our operations in the normal course of business. As of December 31, 2012, there were no pending or threatened lawsuits that could reasonably be expected to have a material effect on the results of our operations and there are no proceedings in which any of our directors, officers or affiliates, or any registered or beneficial shareholder, is an adverse party or has a material interest adverse to our interest (See Note 16).

Regulatory Matters

The Company's subsidiary, Aspen University Inc. ("Aspen University"), is subject to extensive regulation by Federal and State governmental agencies and accrediting bodies. In particular, the Higher Education Act (the "HEA") and the regulations promulgated thereunder by the DOE subject Aspen University to significant regulatory scrutiny on the basis of numerous standards that schools must satisfy to participate in the various types of federal student financial assistance programs authorized under Title IV of the HEA. Aspen University has had provisional certification to participate in the Title IV programs. That provisional certification imposes certain regulatory restrictions including, but not limited to, a limit of 1,200 student recipients for Title IV funding for the duration of the provisional certification. During 2011, Aspen University's provisional certification was scheduled to expire, but Aspen University timely filed its application for recertification with the DOE, which extended the term of Aspen University's certification to September 30, 2013. The provisional certification restrictions continue with regard to Aspen University's participation in Title IV programs.

To participate in the Title IV programs, an institution must be authorized to offer its programs of instruction by the relevant agencies of the State in which it is located, and since July 2011, potentially in the States where an institution offers postsecondary education through distance education. In addition, an institution must be accredited by an accrediting agency recognized by the DOE and certified as eligible by the DOE. The DOE will certify an institution to participate in the Title IV programs only after the institution has demonstrated compliance with the HEA and the DOE's extensive academic, administrative, and financial regulations regarding institutional eligibility and certification. An institution must also demonstrate its compliance with these requirements to the DOE on an ongoing basis. Aspen University performs periodic reviews of its compliance with the various applicable regulatory requirements. As Title IV funds received in 2012 represented approximately 18% of the Company's cash revenues, as calculated in accordance with Department of Education guidelines, the loss of Title IV funding would have a material effect on the Company's future financial performance.

On March 27, 2012 and on August 31, 2012, Aspen University provided the DOE with letters of credit for which the due date was extended to December 31, 2013. The DOE may impose additional or different terms and conditions in any final provisional program participation agreement that it may issue (See Note 2 "Restricted Cash").

The HEA requires accrediting agencies to review many aspects of an institution's operations in order to ensure that the education offered is of sufficiently high quality to achieve satisfactory outcomes and that the institution is complying with accrediting standards. Failure to demonstrate compliance with accrediting standards may result in the imposition of probation, the requirements to provide periodic reports, the loss of accreditation or other penalties if deficiencies are not remediated.

Because Aspen University operates in a highly regulated industry, it may be subject from time to time to audits, investigations, claims of noncompliance or lawsuits by governmental agencies or third parties, which allege statutory violations, regulatory infractions or common law causes of action.

Return of Title IV Funds

An institution participating in Title IV programs must correctly calculate the amount of unearned Title IV program funds that have been disbursed to students who withdraw from their educational programs before completion and must return those unearned funds in a timely manner, generally within 45 days of the date the school determines that the student has withdrawn. Under Department regulations, failure to make timely returns of Title IV program funds for 5% or more of students sampled on the institution's annual compliance audit in either of its two most recently completed fiscal years can result in the institution having to post a letter of credit in an amount equal to 25% of its required Title IV returns during its most recently completed fiscal year. If unearned funds are not properly calculated and returned in a timely manner, an institution is also subject to monetary liabilities or an action to impose a fine or to limit, suspend or terminate its participation in Title IV programs.

Delaware Approval to Confer Degrees

Aspen University is a Delaware corporation. Delaware law requires an institution to obtain approval from the Delaware Department of Education ("Delaware DOE") before it may incorporate with the power to confer degrees. On July 3, 2012, Aspen University received notice from the Delaware DOE that it is granted provisional approval status effective until June 30, 2015. Aspen University is authorized by the Colorado Commission on Education to operate in Colorado as a degree granting institution.

Unauthorized Borrowings

During 2005 through 2011, the Company advanced funds without board authority to both Patrick Spada (former Chairman of the Company) and HEMG, of which Patrick Spada is President. The amount of unauthorized borrowings during the year ended December 31, 2011 was $14,876, which has been expensed as a loss due to unauthorized borrowing, a non-operating item (See Note 15).

Letter of Credit

The Company maintains a letter of credit under a DOE requirement (See Note 2 "Restricted Cash").